Investment Strategy - BNY Mellon Worldwide Growth Fund, Inc.	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of U.S. and foreign companies. The fund focuses on "blue chip" multinational companies with total market values of more than $5 billion. These are large, established, globally managed companies that manufacture and distribute their products and services throughout the world.

In choosing stocks, the fund's sub-adviser, Fayez Sarofim & Co., LLC, first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then seeks companies within these sectors that it believes have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes attribution software and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio.

Under normal circumstances, at least 40% of the fund's assets will be invested in companies that have significant exposure to the economies of countries other than the United States. These are companies that are organized or domiciled in a foreign country or have at least 50% of their assets outside the U.S. or at least 50% of their revenues or profits are from goods produced or sold, investments made, or services performed outside the United States. These companies may be subject to the risks that are involved in investing in foreign securities. The fund also invests in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund focuses on the long-term growth potential of investments, rather than reacting to short-term market movements. The strategy is characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains. The fund typically sells a security when it no longer possesses the characteristics that caused the fund's sub-adviser to own the security for the fund's portfolio. The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors, such as the information technology sector.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.